Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant	35,365,400
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value of options granted	$ 6.44	$ 6.99	$ 6.19
Stock-based compensation expense, net of income taxes	$ 14.0	$ 15.0	$ 12.0
Related tax benefit	9.0	10.0	7.0
Stock options, options vested	3,900,000	3,400,000	3,800,000
Fair value of stock options vested	22	17	16
Cash received from exercise of stock options	123	34	51
Tax benefit related to stock options exercised	35	7	10
Total intrinsic value of options exercised	90	21	26
Tax deductions in excess of compensation cost of options (excess tax deductions)	18	3	5
Total unrecognized compensation cost related to stock option plans	25
Total unrecognized compensation cost, time frame for recognition, weighted average number of years	1 year 2 months
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years	3 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years	10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, net of income taxes	5.0	7.0	7.0
Related tax benefit	3.0	4.0	5.0
Total unrecognized compensation cost related to share-based awards other than options	8
Total unrecognized compensation cost, time frame for recognition, weighted average number of years	1 year
Restricted stock awards, shares vested	1,368,834	1,200,000	900,000
Restricted stock awards, grant date fair value	20	17	14
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, net of income taxes	2.4	0.2	0.3
Related tax benefit	1.5	0.1	0.2
Total unrecognized compensation cost related to share-based awards other than options	$ 10
Total unrecognized compensation cost, time frame for recognition, weighted average number of years	2 years
Restricted stock awards, shares vested	32,468
Performance Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	0.00%
Performance Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	200.00%